Unaudited Interim Condensed Consolidated Statements of Comprehensive Loss ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)
Statement Of Comprehensive Income [Abstract]
Net loss	¥ (211,960)	$ (29,335)	¥ (401,281)
Items that may be reclassified to profit or loss
Exchange differences on translation of foreign operations	(84,408)	(11,681)	(74,273)
Changes in the fair value of debt instruments at fair value through other comprehensive income	1,533	212	(1,311)
Items that will not be reclassified to profit or loss
Exchange differences on translation of foreign operations	111,460	15,425	142,630
Other comprehensive income/(loss), net of tax	28,585	3,956	67,046
Total comprehensive loss	(183,375)	(25,379)	(334,235)
Total comprehensive loss attributable to:
Owners of the Company	¥ (183,375)	$ (25,379)	¥ (334,235)